Note 19 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31
	2023	2022
Statutory income tax rate	27.60%	28.51%

Statutory income tax recovery	$(718)	$(1,113)

Increase (decrease) in income taxes
Non-deductible option expenses	135	19
Taxable capital gain on sale of investment and equipment	-	-
Difference in foreign tax rates	30	200
US state tax	1	(1)
Change in valuation allowance	553	895
Income tax expense (recovery)	$1	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December
	2023	2022
	$	$
Deferred tax assets
Non-capital loss carry-forwards from Canada	-	1
Non-capital loss carry-forwards from US	1,418	1,576
Non-capital loss carry-forwards from Israel	15,449	17,479
Stock option	95	17
R&D expenditures	236	424
Reserves and others	127	-
	17,325	19,497

Valuation Allowances for deferred tax assets	(17,325)	(19,497)
Net deferred tax assets	-	-

Summary of Operating Loss Carryforwards [Table Text Block]
	Canada	US	Israel
2034	$-	$501	$-
2035	-	1,767	-
2036	-	2,872	-
2037	-	-	-
2038	-	-	-
2039	-	-	-
2040	-	-	-
2041	-	-	-
2042	2	-	-
Indefinite	-	1,293	67,170
	$2	$6,433	$67,170